Annual Total Returns - BlackRock GA Dynamic Equity Fund (Class K) [BarChart] - Class K - BlackRock GA Dynamic Equity Fund - Class K	Feb. 26, 2021
Bar Chart Table:
Annual Return 2018	(13.32%)
Annual Return 2019	26.94%
Annual Return 2020	21.52%